Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 210,516	$ 45,675	$ 66,663
Accounts receivable, net	52,505	41,149	45,980
Inventories	37,886	36,587	32,431
Prepaid expenses and other current assets	14,170	17,817	12,252
Deferred tax assets, net	1,315	17,405	9,529
Total current assets	316,392	158,633	166,855
Property and equipment, at cost	2,452,229	2,343,561
Accumulated depreciation	(680,922)	(568,918)	(425,006)
Property and equipment, net	1,771,307	1,774,643	1,747,878
Goodwill	335,610	335,610	335,610
Trade names, net	163,783	164,608	165,709
Other intangible assets, net	28,673	31,120	33,837
Deferred tax assets, net		6,356	52,566
Other assets	42,371	50,082	44,640
Total Assets	2,658,136	2,521,052	2,547,095
Current Liabilities:
Accounts payable	105,871	89,946	104,915
Current maturities on long-term debt	14,050	21,330	52,500
Accrued salaries, wages and benefits	21,300	33,088	32,189
Deferred revenue	99,527	82,567	82,233
Other accrued expenses	31,048	19,350	8,399
Total current liabilities	271,796	246,281	280,236
Long-term debt	1,629,489	1,802,644	1,365,387
Deferred tax liabilities, net	8,936
Other liabilities	18,628	22,279	29,005
Total liabilities	1,928,849	2,071,204	1,674,628
Commitments and contingencies
Stockholders' Equity:
Preferred stock, $0.01 par value-authorized, 100,000,000 shares, no shares issued or outstanding at September 30, 2013 and December 31, 2012
Common stock, value	896	827	824
Additional paid-in capital	688,927	456,923	955,735
Accumulated other comprehensive gain (loss)	199	(1,254)
Retained earnings (accumulated deficit)	39,265	(6,648)	(84,092)
Total stockholders' equity	729,287	449,848	872,467
Total Liabilities and Stockholders' Equity	$ 2,658,136	$ 2,521,052	$ 2,547,095